Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash equivalents
Tax benefit realized upon ultimate settlement with taxing authority	greater than 50%	greater than 50%